Leases - Net Carrying Value for each Class of Leasing Assets (Detail) - Net Carrying Value for each Class of Leasing Assets [Member] - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Net Carrying Value for each Class of Leasing Assets [Line Items]
Land and buildings	€ 14	€ 12
Furniture and equipment	4	2
Net Carrying Value for each Class of Leasing Assets, Other	0	0
Net carrying value	€ 18	€ 14